Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule I – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at beginning of period	Additions (charged to costs and expenses)	Deductions (write-offs and actual losses incurred)	Additions resulting from acquisitions	Balance at end of period
Year ended December 31, 2025:
Provisions for Losses on Long-Term Contracts (*)	110,848	133,076	26,764	—	217,160
Provisions for Claims and Potential Contractual Penalties and Others	6,045	983	2,021	—	5,007
Credit risk (**)	14,006	796	618	—	14,184
Valuation Allowance on Deferred Taxes	77,913	—	30,877	—	47,036

Year ended December 31, 2024:
Provisions for Losses on Long-Term Contracts (*)	95,450	34,975	19,577	—	110,848
Provisions for Claims and Potential Contractual Penalties and Others	3,661	2,946	562	—	6,045
Credit risk (**)	9,172	5,701	867	—	14,006
Valuation Allowance on Deferred Taxes	165,199	—	87,286	—	77,913

Year ended December 31, 2023:
Provisions for Losses on Long-Term Contracts (*)	80,962	38,560	24,072	—	95,450
Provisions for Claims and Potential Contractual Penalties and Others	2,557	1,244	140	—	3,661
Credit risk (**)	9,162	674	664	—	9,172
Valuation Allowance on Deferred Taxes	164,906	293	—	—	165,199

(*)    As of December 31, 2025, 2024 and 2023 an amount of $30,861, $41,032 and $34,820, respectively, is presented as a deduction from inventories. As of December 31, 2025, 2024 and 2023 an amount of $186,299, $69,816 and $60,630, respectively, is presented as part of other payables and accrued expenses.
(**) As of December 31, 2025, an amount of $7,473 and $6,711 is related to corporate customers and government customers, respectively.